Prepayments and other assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Prepayment and other assets
Balance at the beginning of the year	¥ 31,694	¥ 4,997
Provision (Reversal) for the year/period	(20,179)	26,697	¥ 614
Write-off	(3,871)		128
Balance at the end of the year/period	¥ 7,644	¥ 31,694	¥ 4,255